Offsetting Financial Assets and Liabilities - Schedule of Financial Assets and Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts of recognized financial assets	$ 137,430	$ 135,906
Gross amounts offset on the consolidated balance sheet	(26,873)	(32,729)
Net amounts	110,557	103,177
Financial instruments	(16,585)	(19,347)
Securities collateral received	(84,919)	(78,615)
Net amounts	9,053	5,215
Amounts not subject to enforecable netting agreements	5,295	3,695
Net amounts presented on the consolidated balance sheet	115,852	106,872
Gross amounts of recognized financial liabilities	128,155	132,678
Gross amounts offset on the consolidated balance sheet	(26,873)	(32,729)
Net amounts	101,282	99,949
Financial instruments	(16,585)	(19,347)
Securities collateral pledged	(79,515)	(78,970)
Net amounts	5,182	1,632
Amounts not subject to enforecable netting agreements	5,162	4,036
Net amounts presented on the consolidated balance sheet	106,444	103,985
Derivative liabilities [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts of recognized financial liabilities	49,607	56,461
Gross amounts offset on the consolidated balance sheet	(22,668)	(29,989)
Net amounts	26,939	26,472
Financial instruments	(16,585)	(19,347)
Securities collateral pledged	(6,617)	(5,883)
Net amounts	3,737	1,242
Amounts not subject to enforecable netting agreements	5,162	4,036
Net amounts presented on the consolidated balance sheet	32,101	30,508
Cash Collateral On Securities Lent [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts of recognized financial liabilities	2,463	1,824
Net amounts	2,463	1,824
Securities collateral pledged	(2,331)	(1,719)
Net amounts	132	105
Net amounts presented on the consolidated balance sheet	2,463	1,824
Obligations related to assets sold under repurchase agreements and securities loaned [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts of recognized financial liabilities	76,085	74,393
Gross amounts offset on the consolidated balance sheet	(4,205)	(2,740)
Net amounts	71,880	71,653
Securities collateral pledged	(70,567)	(71,368)
Net amounts	1,313	285
Net amounts presented on the consolidated balance sheet	71,880	71,653
Derivative Assets [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts of recognized financial assets	53,285	59,024
Gross amounts offset on the consolidated balance sheet	(22,668)	(29,989)
Net amounts	30,617	29,035
Financial instruments	(16,585)	(19,347)
Securities collateral received	(6,375)	(5,170)
Net amounts	7,657	4,518
Amounts not subject to enforecable netting agreements	5,295	3,695
Net amounts presented on the consolidated balance sheet	35,912	32,730
Cash Collateral Securities [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts of recognized financial assets	12,368	8,547
Net amounts	12,368	8,547
Securities collateral received	(12,121)	(8,267)
Net amounts	247	280
Net amounts presented on the consolidated balance sheet	12,368	8,547
Securities Purchased Under Resale Agreements [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts of recognized financial assets	71,777	68,335
Gross amounts offset on the consolidated balance sheet	(4,205)	(2,740)
Net amounts	67,572	65,595
Securities collateral received	(66,423)	(65,178)
Net amounts	1,149	417
Net amounts presented on the consolidated balance sheet	$ 67,572	$ 65,595